Schedule of Finance income (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income
Income from deposits	₪ 5,301	₪ 844	₪ 130
Interest in respect of loan from related party	74
Exchange differences	508	7,326
Total finance income	₪ 5,883	₪ 8,170	₪ 130